Taxation - Movement of Deferred Income Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	$ 330,336
Acquisition of subsidiary (Note 21)	386,344	$ 0
Exchange differences	(6,467)	160,927
Deferred income tax liabilities, ending balance	728,634	330,336
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	15,507
Exchange differences	6,467	(160,927)
Others	(3,021)	(1,158)
Deferred income tax assets, ending balance	23,722	15,507
Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	416,034	445,919
Charged / (credited) to the statement of income	(3,117)	(36,860)
Farmlands revaluation	22,476	(144,971)
Disposals of farmland		(2,265)
Acquisition of subsidiary (Note 21)	386,344
Exchange differences	2,637	154,211
Deferred income tax liabilities, ending balance	824,374	416,034
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(3,117)	(36,860)
Exchange differences	(2,637)	(154,211)
Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	6,132	34,490
Exchange differences	(9,104)	6,716
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	101,205	79,365
(Credited) / charged to the statement of income	6,132	34,490
Tax charge relating to cash flow hedge	0	(7,092)
Exchange differences	9,104	(6,716)
Others	3,021	1,158
Deferred income tax assets, ending balance	119,462	101,205
Provisions | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	6,664	(4,433)
Exchange differences	(1,106)	(4,555)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	11,560	11,438
(Credited) / charged to the statement of income	6,664	(4,433)
Tax charge relating to cash flow hedge	0	0
Exchange differences	1,106	4,555
Others	0	0
Deferred income tax assets, ending balance	19,330	11,560
Tax loss carry forwards | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	16,285	27,133
Exchange differences	(3,283)	6,200
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	70,942	57,101
(Credited) / charged to the statement of income	16,285	27,133
Tax charge relating to cash flow hedge	0	(7,092)
Exchange differences	3,283	(6,200)
Others	0	0
Deferred income tax assets, ending balance	90,510	70,942
Equity-settled share-based compensation | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(6,258)	0
Exchange differences	(3,725)	0
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	4,979	4,015
(Credited) / charged to the statement of income	(6,258)	0
Tax charge relating to cash flow hedge	0	0
Exchange differences	3,725	0
Others	3,043	964
Deferred income tax assets, ending balance	5,489	4,979
Borrowings | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(12,288)	14,828
Exchange differences	(934)	1,712
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	13,489	373
(Credited) / charged to the statement of income	(12,288)	14,828
Tax charge relating to cash flow hedge	0	0
Exchange differences	934	(1,712)
Others	0	0
Deferred income tax assets, ending balance	2,135	13,489
Biological assets | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	(51)	9,176
Exchange differences	(51)	6,643
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	2,533	0
(Credited) / charged to the statement of income	(51)	9,176
Tax charge relating to cash flow hedge	0	0
Exchange differences	51	(6,643)
Others	0	0
Deferred income tax assets, ending balance	2,533	2,533
Others | Deferred tax assets temporary differences
Changes in deferred tax liability [abstract]
Charged / (credited) to the statement of income	1,780	(12,214)
Exchange differences	(5)	(3,284)
Changes in deferred tax asset [Abstract]
Deferred income tax assets, beginning balance	(2,298)	6,438
(Credited) / charged to the statement of income	1,780	(12,214)
Tax charge relating to cash flow hedge	0	0
Exchange differences	5	3,284
Others	(22)	194
Deferred income tax assets, ending balance	(535)	(2,298)
Property, plant and equipment | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	362,610	383,943
Charged / (credited) to the statement of income	10,691	(11,199)
Farmlands revaluation	22,476	(144,971)
Disposals of farmland		(2,265)
Acquisition of subsidiary (Note 21)	372,631
Exchange differences	4,070	137,102
Deferred income tax liabilities, ending balance	772,478	362,610
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	10,691	(11,199)
Exchange differences	(4,070)	(137,102)
Investment property
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	9,707
Deferred income tax liabilities, ending balance		9,707
Investment property | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance		15,888
Charged / (credited) to the statement of income	933	(17,396)
Farmlands revaluation	0	0
Disposals of farmland		0
Acquisition of subsidiary (Note 21)	0
Exchange differences	(650)	11,215
Deferred income tax liabilities, ending balance	9,990
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	933	(17,396)
Exchange differences	650	(11,215)
Biological assets | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	32,609	23,380
Charged / (credited) to the statement of income	3,297	550
Farmlands revaluation	0	0
Disposals of farmland		0
Acquisition of subsidiary (Note 21)	0
Exchange differences	(2,195)	8,679
Deferred income tax liabilities, ending balance	33,711	32,609
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	3,297	550
Exchange differences	2,195	(8,679)
Others | Deferred tax liability temporary differences
Changes in deferred tax liability [abstract]
Deferred income tax liabilities, beginning balance	11,108	22,708
Charged / (credited) to the statement of income	(18,038)	(8,815)
Farmlands revaluation	0	0
Disposals of farmland		0
Acquisition of subsidiary (Note 21)	13,713
Exchange differences	1,412	(2,785)
Deferred income tax liabilities, ending balance	8,195	11,108
Changes in deferred tax asset [Abstract]
(Credited) / charged to the statement of income	(18,038)	(8,815)
Exchange differences	$ (1,412)	$ 2,785